CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 157,747	$ 308,236	$ 126,695
Restricted cash	755	2,359	4,440
Accounts receivable, net	466,753	434,288	417,240
Prepaid expenses and other current assets	56,315	53,378	46,020
Current deferred income taxes	39,184	41,431	32,938
Other receivables, net	28,902	29,511	42,334
Assets of discontinued operations	9,364	13,624	87,003
Total current assets	759,020	882,827	756,670
Property and equipment, net	526,722	498,523	408,396
Investments in joint ventures	142,639	132,082	131,708
Goodwill	2,152,590	2,138,175	2,282,671
Finite lived intangible assets, net		634,558	775,254
Other assets, net	522,397	469,543	356,546
Total assets	4,672,394	4,755,708	4,711,245
Current liabilities
Accounts payable	129,555	111,386	124,893
Travel supplier liabilities and related deferred revenue	107,409	213,504	218,023
Accrued compensation and related benefits	91,700	117,689	89,439
Accrued subscriber incentives	168,019	142,767	127,099
Deferred revenues	176,990	136,380	137,614
Litigation settlement liability and related deferred revenue	75,409	38,920	117,873
Other accrued liabilities	210,196	267,867	245,633
Current portion of debt	22,418	86,117	23,232
Liabilities of discontinued operations	23,881	41,788	101,433
Total current liabilities	1,005,577	1,156,418	1,185,239
Deferred income taxes	8,601	10,253	13,653
Other noncurrent liabilities	523,728	263,182	370,162
Long-term debt	3,065,440	3,643,548	3,420,927
Commitments and contingencies
Temporary equity
Series A Redeemable Preferred Stock		634,843	598,139
Stockholders' equity (deficit)
Common Stock	2,652	1,786	1,779
Additional paid-in capital	1,911,172	880,619	865,144
Treasury Stock, at cost, 437,386 shares at September 30, 2014	(5,297)
Retained deficit	(1,797,944)	(1,785,554)	(1,648,356)
Accumulated other comprehensive loss	(41,592)	(49,895)	(95,530)
Noncontrolling interest	57	508	88
Total stockholders' equity (deficit)	69,048	(952,536)	(876,875)
Total liabilities, temporary equity and stockholders' equity (deficit)	4,672,394	4,755,708	4,711,245
Trademarks And Brand Names [Member]
Current assets
Finite lived intangible assets, net	307,445	323,035	343,233
Acquired customer relationships [Member]
Current assets
Finite lived intangible assets, net		221,266	286,532
Other intangible assets [Member]
Current assets
Finite lived intangible assets, net		90,257	145,489
Customer Relationships And Other Intangibles [Member]
Current assets
Finite lived intangible assets, net	$ 261,581	$ 311,523